(Impairment), reversal of impairment and gain (losses) on disposal of non-current assets (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Feb. 29, 2024	Dec. 31, 2022
Anglo American [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate	15.00%
Acquisition cost	$ 750
Reversal of impairment and gains (losses) on disposal of non-current assets, net	626
VODC [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate		50.00%		50.00%
Reversal of impairment and gains (losses) on disposal of non-current assets, net		$ 1,222
Cash contribution		$ 600
Other operating expenses, net	1,222
Sale of equity interest amount	555
Remeasurement fair value of remaining interest amount	555
Cumulative translation adjustments amount	112
PTVI [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate			10.50%
Reversal of impairment and gains (losses) on disposal of non-current assets, net	1,059		$ 1,059
Remeasurement fair value of remaining interest amount	657
Cumulative translation adjustments amount	1,063
NetLoss	661
Midwestern System [Member]
IfrsStatementLineItems [Line Items]
Gain amount					$ 1,121
Reversal of the impairment of property, plant and equipment	214
Plant and equipment losses	916
Working capital adjustments	9
Manganese [Member]
IfrsStatementLineItems [Line Items]
Impairment loss	10
Nickel Operations [Member] | Thompson Canada [Member]
IfrsStatementLineItems [Line Items]
Reversal impairment loss	1,405
Impairment loss	4,196
Nickel Operations [Member] | Newfoundland And Labrador Canada [Member]
IfrsStatementLineItems [Line Items]
Reversal impairment loss	540
Impairment loss	$ 2,405